Sale of interest in Cultivar JA Limited (Disclosure of Income (loss) from discontinued operations) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Sale Of Interest In Cultivar Ja Limited [Line Items]
Amortization	$ 79,288	$ 3,509
Travel, entertainment and related	33,642	31,308
Income (loss) from discontinued operations, net of tax	0	346,296
Cultivar JA Limited [Member]
Disclosure Of Sale Of Interest In Cultivar Ja Limited [Line Items]
Amortization	0	2,871
Interest expense	0	687
Travel, entertainment and related	0	2,014
Net loss for the period prior to the sale transaction	0	(5,572)
Gain on divestiture	0	351,868
Income (loss) from discontinued operations, net of tax	$ 0	$ 346,296